INCOME TAXES (Mining Royalty Taxes) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Chile [Member]
Mining royalty taxes by location [Line Items]
Foreign Income Tax Rate		35.00%
Cerro Verde [Member]
Mining royalty taxes by location [Line Items]
Foreign Income Tax Rate Under New Stability Agreegment	32.00%
Expiration Date, Stability Agreement	Dec. 31, 2028
2013 [Member] | Chile [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	4.00%
2014 [Member] | Chile [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	4.00%
2014 [Member] | Peru [Member]
Mining royalty taxes by location [Line Items]
Foreign Income Tax Rate		30.00%
Dividend Tax Rate	4.10%
2015 [Member] | Chile [Member]
Mining royalty taxes by location [Line Items]
Foreign Income Tax Rate	35.00%
Mining royalty tax rate	4.00%
2016 [Member] | Chile [Member]
Mining royalty taxes by location [Line Items]
Foreign Income Tax Rate	35.00%
Mining royalty tax rate	4.00%
2017 [Member] | Chile [Member]
Mining royalty taxes by location [Line Items]
Foreign Income Tax Rate	44.00%
Mining royalty tax rate	4.00%
2018 [Member] | Chile [Member]
Mining royalty taxes by location [Line Items]
Foreign Income Tax Rate	44.50%
2018 [Member] | Chile [Member] | Minimum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	5.00%
2018 [Member] | Chile [Member] | Maximum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	14.00%
2019 [Member] | Chile [Member] | Minimum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	5.00%
2019 [Member] | Chile [Member] | Maximum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	14.00%
2019 [Member] | Peru [Member]
Mining royalty taxes by location [Line Items]
Foreign Income Tax Rate		26.00%
Dividend Tax Rate	9.30%
2020 [Member] | Chile [Member] | Minimum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	5.00%
2020 [Member] | Chile [Member] | Maximum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	14.00%
2021 [Member] | Chile [Member] | Minimum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	5.00%
2021 [Member] | Chile [Member] | Maximum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	14.00%
2022 [Member] | Chile [Member] | Minimum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	5.00%
2022 [Member] | Chile [Member] | Maximum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	14.00%
2023 [Member] | Chile [Member] | Minimum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	5.00%
2023 [Member] | Chile [Member] | Maximum [Member]
Mining royalty taxes by location [Line Items]
Mining royalty tax rate	14.00%